[LOGO] PIONEER
                                                                  Investments(R)

Pioneer
Global Financials
Fund

SEMIANNUAL REPORT 2/28/01

Table of Contents
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Letter from the President                                                      1

Portfolio Summary                                                              2

Performance Update                                                             3

Portfolio Management Discussion                                                6

Schedule of Investments                                                       10

Financial Statements                                                          13

Notes to Financial Statements                                                 19

Trustees, Officers and Service Providers                                      24

The Pioneer Family of Mutual Funds                                            25

Retirement Plans From Pioneer                                                 26

Programs and Services for Pioneer Shareowners                                 28
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Pioneer Global Financials Fund

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LETTER FROM THE PRESIDENT 2/28/01
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Dear Shareowner,
--------------------------------------------------------------------------------

We are pleased to present the first report for Pioneer Global Financials Fund, which covers the initial two months of investment operations, ending February 28, 2001.

We live in an age in which technological advances and globalization of the world's economies are creating important investment opportunities. These new opportunities can be found in markets throughout the world, especially in companies in key industries at the center of global economic growth. We launched this Fund to give investors a distinctive opportunity to benefit from the advances in one of those areas, the financial services industry.

In managing this Fund, we draw upon Pioneer's strengths and resources as an international organization that emphasizes independent, fundamental research and a team approach to portfolio management. The Fund will bring together the analytical and portfolio expertise of 150 investment professionals in Boston, Dublin, Milan, Warsaw and Madras.

We believe a sector fund such as this can be an important part of an investor's properly diversified portfolio. While the Fund offers the potential of significant long-term capital growth, it also carries added risks because it is not as diversified as mutual funds that invest in a variety of industries. We recommend that investors consult their financial advisors for assistance in evaluating what portion of their personal portfolios should be allocated to sector funds.

I encourage you to read the pages that follow, including the Portfolio Management Discussion, where the Fund's investment approach is reviewed. If you have questions, please contact your investment professional, or Pioneer at 1-800-225-6292.

Respectfully,

/s/ David Tripple

David Tripple
Pioneer Investment Management, Inc.


                                                                               1
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Pioneer Global Financials Fund

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PORTFOLIO SUMMARY 2/28/01
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Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Tabular description of Pie Chart]

U.S. Common Stocks               73%
International Common Stocks      27%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[Tabular description of Bar Chart]

United States               73.0%
United Kingdom               8.4%
Germany                      3.8%
Italy                        3.3%
Netherlands                  3.1%
Bermuda                      2.3%
Australia                    2.0%
Switzerland                  1.5%
Spain                        1.2%
Sweden                       1.1%
Singapore                    0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1. Citigroup, Inc.                                                     4.56%
 2. J.P. Morgan Chase & Co.                                             4.33
 3. Bank of America Corp.                                               3.86
 4. American General Corp.                                              3.53
 5. MBIA, Inc.                                                          3.52
 6. SouthTrust Corp.                                                    3.27
 7. The Bank of New York Co., Inc.                                      3.20
 8. Lehman Brothers Holdings, Inc.                                      3.18
 9. Hartford Financial Services Group, Inc.                             2.96
10. Merrill Lynch & Co., Inc.                                           2.78

Fund holdings will vary for other periods.


2
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Pioneer Global Financials Fund

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PERFORMANCE UPDATE 2/28/01                                      CLASS A SHARES
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Share Prices and Distributions
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Net Asset Value
per Share                      2/28/01       12/29/00
                               $9.42         $10.00

Distributions per Share        Income        Short-Term        Long-Term
(12/29/00 - 2/28/01)           Dividends     Capital Gains     Capital Gains
                                   -              -                  -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Financials Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Financials Index.

Cumulative Total Returns
(As of February 28, 2001)

                Net Asset   Public Offering
Period            Value         Price*
Life of Fund
(12/29/00)       (5.80)%       (11.22)%

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[Tabular description of Line Chart]

Growth of $10,000

           Pioneer Global   MSCI World
             Financials     Financials
               Fund*          Index

12/31/00        9425          10000
 1/31/01        9425          10010
 2/28/01        8878           9388

The Morgan Stanley Capital International (MSCI) World Financials Index is a global index that measures the performance of a group of related industries that comprise the financial sector in developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


                                                                               3
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Pioneer Global Financials Fund

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PERFORMANCE UPDATE 2/28/01                                      CLASS B SHARES
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Share Prices and Distributions
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Net Asset Value
per Share                      2/28/01       12/29/00
                               $9.41         $10.00

Distributions per Share        Income        Short-Term        Long-Term
(12/29/00 - 2/28/01)           Dividends     Capital Gains     Capital Gains
                                   -              -                 -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Financials Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Financials Index.

Cumulative Total Returns
(As of February 28, 2001)

                 If         If
Period          Held     Redeemed*
Life-of-Fund
(12/29/00)     (5.90)%    (9.66)%

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes rein vestment of distributions. The maximum CDSC of 4% declines over six years.

[Tabular description of Line Chart]

Growth of $10,000

           Pioneer Global   MSCI World
             Financials     Financials
               Fund*          Index

12/31/00       10000          10000
 1/31/01       10000          10010
 2/28/01        9034           9388

The Morgan Stanley Capital International (MSCI) World Financials Index is a global index that measures the performance of a group of related industries that comprise the financial sector in developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


4
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Pioneer Global Financials Fund

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PERFORMANCE UPDATE 2/28/01                                      CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                      2/28/01       12/29/00
                               $9.43         $10.00

Distributions per Share        Income        Short-Term        Long-Term
(12/29/00 - 2/28/01)           Dividends     Capital Gains     Capital Gains
                                   -              -                  -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Financials Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Financials Index.

Cumulative Total Returns
(As of February 28, 2001)

                 If         If
Period          Held     Redeemed*
Life-of-Fund
(12/29/00)     (5.70)%    (6.64)%

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to investments sold within one year of purchase.

[Tabular description of Line Chart]

Growth of $10,000

           Pioneer Global   MSCI World
             Financials     Financials
               Fund*          Index

12/31/00       10000          10000
 1/31/01       10010          10010
 2/28/01        9336           9388

The Morgan Stanley Capital International (MSCI) World Financials Index is a global index that measures the performance of a group of related industries that comprise the financial sector in developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


                                                                               5
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Pioneer Global Financials Fund

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PORTFOLIO MANAGEMENT DISCUSSION 2/28/01
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Pioneer Global Financials Fund may only have a couple months under its belt, but it is coming of age very quickly in a market rife with crosscurrents. The Fund's introduction, coming as it did in a period of declining interest rates, was fortunate. In the following interview, Senior Vice President Pavlos M. Alexandrakis discusses the impact of these crosscurrents and the opportunities they create for performance in the months ahead.

Q: What trends bode well for the future growth of the financial services industry?

A: Three trends come to mind. First, financial services is an industry that depends heavily on the flow of information. Technological developments, such as the internet, are revolutionizing the speed and availability of financial information worldwide. Secondly, industry deregulation and consolidation are helping companies produce and deliver products with greater efficiencies, lower costs and improved profitability. Finally, pension reform and increased interest in investment planning for retirement is increasing demand for professional money management.

Q:    Are the lower interest rates positive for the Fund?

A: Historically, lower interest rates are a boon for financial stocks, which typically appreciate in such an environment. This was the case in the early weeks of the Fund's young life. However, a parade of companies announcing lower-than-expected earnings and concerns about the Japanese economy pressured the sector for the rest of the period. Financial stocks, however, did hold up comparatively better than other sectors of the economy.

      This first semiannual report covers the two-month period from the Fund's inception on December 29, 2000 through February 28, 2001. Class A, B and C shares generated total returns of -5.80%, -5.90% and -5.70%, respectively, at net asset value - slightly ahead of the Morgan Stanley Capital International (MSCI) World Financials Index. This comparative benchmark posted a return of -6.12% for the same period.


6
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Pioneer Global Financials Fund

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Q:    How is the Fund managed?

A: Investment decisions as well as the day-to-day management of the Fund are the product of an innovative team approach, which brings together the efforts of analysts and portfolio managers in Pioneer's Boston and Dublin offices. Analysts research all aspects of the financial industry worldwide and provide reconnaissance through detailed analysis, on-site company evaluations and a top-down economic perspective. My role, as well as that of my fellow team members in Dublin, is to determine the portfolio structure and weightings, paying attention to the Fund's benchmark. We employ state-of-the-art technology, quantitative risk analysis and a disciplined decision-making process to identify the best risk/reward opportunities within the financial services sector.

Q: What strategies are you employing to manage the risks associated with investing in a single sector?

A: Given the global reach of this Fund, we're able to spread market risk across many countries. In addition, investments span several sub-sectors within the financial services industry - including banks, insurance companies, investment advisors and brokerage companies. The ability to invest in the real-estate industry through real estate investment trusts (REITs) is another strategy. Historically, REITs have not moved in step with the broader stock market and have demonstrated less price volatility than other equity sectors. Furthermore, their above-average income potential can help cushion the Fund's price during periods of market volatility.

Q:    Where are you finding the most attractive investment opportunities?

A: Primarily in the United States and Europe. As of February 28, the Fund was heavily weighted toward financial stocks in the United States at 73.0% of equity holdings. This concentration is mirrored by the fact that the ten largest holdings, including such bellwether stocks as Citigroup and Merrill Lynch & Co., are domiciled in the United States. European stocks comprised 22.4% of equity holdings.


                                                                               7
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Pioneer Global Financials Fund

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PORTFOLIO MANAGEMENT DISCUSSION 2/28/01                            (continued)
--------------------------------------------------------------------------------

      While European financial stocks are more undervalued than their counterparts in the United States, interest rates are declining faster in the United States - making them more attractive today. We expect to decrease the weighting of U.S. companies in the coming months and increase that of European financials, as interest rates are set to fall there.

      Given the trend to lower interest rates, we've increased the Fund's exposure to smaller financial institutions, including Charter One Financial (United States) and Royal Bank of Scotland (United Kingdom). The Fund still retains a considerable weighting in commercial banks, such as J.P. Morgan Chase & Co. (United States) and Deutsche Bank (Germany). However, while these global banks are attractive for their large-scale operations, they can be less sensitive to decreases in interest rates.

Q:    How is the Fund positioned to benefit from deregulation and consolidation?

A: Deregulation is taking place in every corner of the globe. In 1999, new legislation enabled U.S. banks, insurers, asset managers and brokers to compete freely in one another's spheres for the first time since the Depression. Across Europe, with the long-term solvency of state pension plans in question, laws are changing to allow Europeans to fund private pension accounts. Fund holdings Allianz (Germany) and Deustche Bank (Germany) stand to benefit when tax law changes in Germany take effect in 2002. In Asia and Latin America, trends toward privatization are paving the way for new world-class banking institutions to prosper - including Fund holding Development Bank of Singapore.

      Since Europe is farther behind the United States in the evolution of its financial industry, we're favoring U.S. companies. We believe Europe needs further consolidation to separate the wheat from the chafe. We're neutral on pure asset gatherers, as the financial market's recent decline is likely to pressure their profits. Instead, we've located several companies with a wide range of products and services - including Fund holding Zurich Financial Services (Switzerland).


8
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Pioneer Global Financials Fund

Q:    What's the team's outlook?

A: The global markets are likely to remain mired in uncertainty for some time. The Federal Reserve Board's willingness to reduce interest rates will be critical to achieving the long-sought after soft landing for the U.S. economy and spur a concerted effort by other nations. Regardless of how the interest rate question plays out - or expectations for corporate earnings and economic growth for that matter - we'll tread carefully with the knowledge that this portfolio holds sound companies with attractive long-term growth potential.


                                                                               9
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Pioneer Global Financials Fund

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SCHEDULE OF INVESTMENTS 2/28/01 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
              Common StockS 100.0%
              Financials 100.0%
              Banks (Major Regional) 20.4%
       500    Banco Bilbao Vizcaya Argentaria, SA                      $   7,457
       400    The Bank of New York Co., Inc.                              20,712
       200    Commonwealth Bank of Australia                               3,169
       250    Comerica, Inc.                                              15,913
       200    Development Bank of Singapore Ltd.                           2,259
       350    Fleet Boston Financial Corp.                                14,438
       800    HSBC Holdings Plc                                           10,649
       200    Mellon Financial Corp.                                       9,262
       200    National Australia Bank Ltd.                                 3,159
       200    PNC Financial Services Group                                13,900
       700    U.S. Bancorp                                                16,240
       300    Wells Fargo Co.                                             14,892
                                                                       ---------
                                                                       $ 132,050
                                                                       ---------
              Banks (Money Center) 5.6%
       500    Bank of America Corp.                                    $  24,975
       500    Royal Bank of Scotland Group                                10,972
                                                                       ---------
                                                                       $  35,947
                                                                       ---------
              Banks (Regional) 6.2%
     2,000    Banca Intesa SpA *                                       $   8,406
     1,000    Bank of Scotland                                            10,907
       500    SouthTrust Corp.                                            21,156
                                                                       ---------
                                                                       $  40,469
                                                                       ---------
              Consumer Finance 4.7%
       600    CIT Group, Inc.                                          $  13,860
       300    Capital One Financial Corp. *                               16,575
                                                                       ---------
                                                                       $  30,435
                                                                       ---------


10     The accompanying notes are an integral part of hese financial statements.
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Pioneer Global Financials Fund

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Shares                                                                     Value
              Financial (Diversified) 24.8%
       300    American General Corp.                                   $  22,872
       300    AMP Ltd.                                                     3,121
       300    American Express Co. *                                      13,164
       600    Citigroup, Inc.                                             29,508
     2,000    Collins Stewart Holdings Plc *                              10,250
       150    Deutsche Bank AG                                            12,422
       200    Federal National Mortgage Association                       15,940
       200    Fortis NV                                                    5,796
       100    ING Groep NV                                                 6,917
       600    J.P. Morgan Chase & Co.                                     27,996
        50    MLP AG                                                       5,277
     1,000    Nordea AB                                                    7,336
                                                                       ---------
                                                                       $ 160,599
                                                                       ---------
              Insurance (Life/Health) 2.4%
       200    Aegon NV                                                 $   7,044
       250    Assicurazioni Generali AG                                    8,722
                                                                       ---------
                                                                       $  15,766
                                                                       ---------
              Insurance (Multi-Line) 10.4%
       200    American International Group, Inc.                       $  16,360
        20    Allianz AG                                                   6,618
       300    Hartford Financial Services Group, Inc.                     19,155
       300    Riunione Adriatica di Sicurta SpA                            4,090
     1,500    Royal & Sun Alliance Group Plc                              11,391
        20    Zurich Financial Services AG                                 9,569
                                                                       ---------
                                                                       $  67,183
                                                                       ---------
              Insurance (Property-Casualty) 8.9%
       400    Allstate Corp.                                           $  15,944
       300    MBIA, Inc.                                                  22,794
       700    QBE Insurance Group Ltd.                                     3,677
       200    XLCapital Ltd.                                              15,202
                                                                       ---------
                                                                       $  57,617
                                                                       ---------


  The accompanying notes are an integral part of these financial statements.  11
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Pioneer Global Financials Fund

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SCHEDULE OF INVESTMENTS 2/28/01 (unaudited)                        (continued)
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Shares                                                                     Value
              Investment Bank/Brokerage 8.1%
       150    Goldman Sachs Group, Inc.                                $  13,763
       300    Lehman Brothers Holdings, Inc.                              20,595
       300    Merrill Lynch & Co., Inc.                                   17,970
                                                                       ---------
                                                                       $  52,328
                                                                       ---------
              Real Estate 6.3%
       600    Equity Office Properties Trust                           $  17,291
       300    Equity Residential Property Trust                           15,630
       700    Innkeepers USA Trust                                         7,704
                                                                       ---------
                                                                       $  40,625
                                                                       ---------
              Savings & Loan Companies 2.2%
       500    Charter One Financial, Inc.                              $  14,280
                                                                       ---------
              Total Financials                                         $ 647,299
                                                                       ---------

              Total Common Stocks 100.0%
              (Cost $683,840) (a) (b)                                  $ 647,299
                                                                       =========

*     Non-income producing security.

(a) At February 28, 2001, the net unrealized gain on investments based on cost for federal income tax purposes of $683,840 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                        $   2,165

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                         (38,706)
                                                                       ---------
      Net unrealized loss                                              $(36,541)
                                                                       =========

(b Distribution of investments by country of issue, as a percentage of total equity holdings is as follows:

      United States                                                        73.0%
      United Kingdom                                                        8.4
      Germany                                                               3.8
      Italy                                                                 3.3
      Netherlands                                                           3.1
      Bermuda                                                               2.3
      Australia                                                             2.0
      Switzerland                                                           1.5
      Spain                                                                 1.2
      Sweden                                                                1.1
      Singapore                                                             0.3
                                                                          ------
                                                                          100.0%

Purchases and sales of securities (excluding temporary cash investments) for the period ended February 28, 2001, aggregated $683,840 and $0, respectively.


12  The accompanying notes are an integral part of these financial statements.
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Pioneer Global Financials Fund

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BALANCE SHEET 2/28/01 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $683,840)                  $ 647,299
  Cash                                                                   49,586
  Receivables -
    Fund shares sold                                                      8,944
    Dividends                                                               804
  Due from Pioneer Investment Management, Inc.                           24,482
                                                                      ---------
         Total assets                                                 $ 731,115
                                                                      ---------

LIABILITIES:
  Payables -
    Investment securities purchased                                   $  30,329
    Fund shares repurchased                                               4,524
  Due to affiliates                                                       3,584
  Accrued expenses                                                       19,422
  Other                                                                      75
                                                                      ---------
      Total liabilities                                               $  57,934
                                                                      ---------

NET ASSETS:
  Paid-in capital                                                     $ 709,028
  Accumulated undistributed net investment income                           694
  Net unrealized loss on investments                                    (36,541)
                                                                      ---------
      Total net assets                                                $ 673,181
                                                                      =========

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $362,004/38,418 shares)                           $    9.42
                                                                      =========
  Class B (based on $214,040/22,735 shares)                           $    9.41
                                                                      =========
  Class C (based on $97,137/10,299 shares)                            $    9.43
                                                                      =========

MAXIMUM OFFERING PRICE:
  Class A                                                             $    9.99
                                                                      =========


  The accompanying notes are an integral part of these financial statements.  13
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Pioneer Global Financials Fund

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STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Period from 12/29/00 (Commencement of Operations) to 2/28/01

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $5)            $1,396
  Interest                                                      783
                                                             ------
         Total investment income                                       $  2,179
                                                                       --------
EXPENSES:
  Management fees                                            $   838
  Transfer agent fees
    Class A                                                      570
    Class B                                                      399
    Class C                                                      114
  Distribution fees
    Class A                                                      101
    Class B                                                      278
    Class C                                                      156
  Administrative fees                                          4,902
  Custodian fees                                               2,679
  Registration fees                                            7,809
  Professional fees                                            7,224
  Printing                                                       627
  Fees and expenses of nonaffiliated trustees                  1,083
                                                              ------
      Total expenses                                                   $ 26,780
      Less management fees waived and expenses
        reimbursed by Pioneer Investment Management, Inc.               (25,295)
                                                                       --------
      Net expenses                                                     $  1,485
                                                                       --------
      Net investment income                                            $    694
                                                                       --------
UNREALIZED LOSS ON INVESTMENTS:
  Net unrealized loss on investments                                   $(36,541)
                                                                       --------
  Net decrease in net assets resulting from operations                 $(35,847)
                                                                       ========


14  The accompanying notes are an integral part of these financial statements.

Pioneer Global Financials Fund

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STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Period from 12/29/00 (Commencement of Operations) to 2/28/01

                                                                              12/29/00
                                                                                 to
                                                                               2/28/01
FROM OPERATIONS:                                                             (unaudited)
Net investment income                                                         $    694
Net unrealized loss on investments                                             (36,541)
                                                                              --------
     Net decrease in net assets resulting from operations                     $(35,847)
                                                                              --------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                              $418,186
Cost of shares repurchased                                                      (9,158)
                                                                              --------
     Net increase in net assets resulting from fund share transactions        $409,028
                                                                              --------
     Net increase in net assets                                               $373,181
NET ASSETS:
Beginning of period (initial capitalization - 30,000 shares)                   300,000
                                                                              --------
End of period (including accumulated undistributed net investment
   income of $694)                                                            $673,181
                                                                              ========

                                                               '01 Shares    '01 Amount
CLASS A*                                                       (unaudited)   (unaudited)
Shares sold                                                      29,116       $287,269
Less shares repurchased                                            (698)        (6,658)
                                                                 ------       --------
     Net increase                                                28,418       $280,611
                                                                 ======       ========
CLASS B*
Shares sold                                                      12,986       $127,988
Less shares repurchased                                            (251)        (2,500)
                                                                 ------       --------
     Net increase                                                12,735       $125,488
                                                                 ======       ========
CLASS C*
Shares sold                                                         299       $  2,929
                                                                 ------       --------
     Net increase                                                   299       $  2,929
                                                                 ======       ========

*     Fund shares were first publicly offered on January 2, 2001.


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Global Financials Fund

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FINANCIAL HIGHLIGHTS 2/28/01
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                                                                  12/29/00
                                                                     to
                                                                   2/28/01
CLASS A(a)                                                       (unaudited)
Net asset value, beginning of period                               $ 10.00
                                                                   -------
Increase (decrease) from investment operations:
  Net investment income                                            $  0.01
  Net unrealized loss on investments                                 (0.59)
                                                                   -------
      Net decrease from investment operations                      $ (0.58)
                                                                   -------
Net decrease in net asset value                                    $ (0.58)
                                                                   -------
Net asset value, end of period                                     $  9.42
                                                                   =======
Total return*                                                        (5.80)%
Ratio of net expenses to average net assets                           1.72%**
Ratio of net investment income to average net assets                  0.98%**
Portfolio turnover rate                                                  0%
Net assets, end of period (in thousands)                           $   362
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM:
    Net expenses                                                     30.71%**
    Net investment loss                                             (28.01)%**

(a)   Class A shares were first publicly offered on January 2, 2001.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.


16  The accompanying notes are an integral part of these financial statements.

Pioneer Global Financials Fund

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FINANCIAL HIGHLIGHTS 2/28/01
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                                                                   12/29/00
                                                                      to
                                                                    2/28/01
CLASS B(a)                                                        (unaudited)
Net asset value, beginning of period                                $ 10.00
                                                                    -------
Increase (decrease) from investment operations:
  Net investment income                                             $  0.00(b)
  Net unrealized loss on investments                                  (0.59)
                                                                    -------
      Net decrease from investment operations                       $ (0.59)
                                                                    -------
Net decrease in net asset value                                     $ (0.59)
                                                                    -------
Net asset value, end of period                                      $  9.41
                                                                    =======
Total return*                                                         (5.90)%
Ratio of net expenses to average net assets                            2.12%**
Ratio of net investment income to average net assets                   0.37%**
Portfolio turnover rate                                                   0%
Net assets, end of period (in thousands)                            $   214
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM:
    Net expenses                                                      32.28%**
    Net investment loss                                              (29.79)%**

(a)   Class B shares were first publicly offered on January 2, 2001.

(b)   Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.


  The accompanying notes are an integral part of these financial statements.  17
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Pioneer Global Financials Fund

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FINANCIAL HIGHLIGHTS 2/28/01
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                                                                   12/29/00
                                                                      to
                                                                    2/28/01
CLASS C(a)                                                        (unaudited)
Net asset value, beginning of period                                $ 10.00
                                                                    -------
Increase (decrease) from investment operations:
  Net investment income                                             $  0.02
  Net unrealized loss on investments                                  (0.59)
                                                                    -------
        Net decrease from investment operations                     $ (0.57)
                                                                    -------
Net decrease in net asset value                                     $ (0.57)
                                                                    -------
Net asset value, end of period                                      $  9.43
                                                                    =======
Total return*                                                         (5.70)%
Ratio of net expenses to average net assets                            1.16%**
Ratio of net investment income to average net assets                   1.21%**
Portfolio turnover rate                                                   0%
Net assets, end of period (in thousands)                            $    97
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM:
    Net expenses                                                      32.55%**
    Net investment loss                                              (30.18)%**

(a)   Class C shares were first publicly offered on January 2, 2001.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.


18  The accompanying notes are an integral part of these financial statements.
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Pioneer Global Financials Fund

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NOTES TO FINANCIAL STATEMENTS 2/28/01 (unaudited)
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1. Organization and Significant Accounting Policies

Pioneer Global Financials Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on August 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to seek capital growth by investing primarily in equity securities of U.S. and non-U.S. financial services companies.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Fund shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at


                                                                              19
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Pioneer Global Financials Fund

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NOTES TO FINANCIAL STATEMENTS 2/28/01 (unaudited) (continued)
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      the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

      By investing primarily in financial services companies, the fund has the risks associated with concentrating its investments in industries that comprise the financial services sector. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the fund invests a significant portion of its non-U.S. investments in any one region.

B.    Foreign Currency Translation

      The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


20
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Pioneer Global Financials Fund

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C.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D.    Fund Shares

      The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned no underwriting commissions during the period ended February 28, 2001.

E.    Class Allocations

      Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares


                                                                              21
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Pioneer Global Financials Fund

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NOTES TO FINANCIAL STATEMENTS 2/28/01 (unaudited) (continued)
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      are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment advisor, manages the Fund's portfolio and is a majority owned subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2001, $2,277 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,011 in transfer agent fees payable to PIMSS at February 28, 2001.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to


22
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Pioneer Global Financials Fund

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each class of shares. The fee consists of a 0.25% service fee and a 0.75%
distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $296 in distribution fees payable to PFD at February 28, 2001.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 28, 2001, no CDSCs were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements that may result in a reduction in the Fund's total expenses. For the period ended February 28, 2001, the Fund's expenses were not reduced under such arrangements.


                                                                              23
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Pioneer Global Financials Fund

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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
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Trustees
John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Margaret B.W. Graham
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Officers
John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary


24
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THE PIONEER FAMILY OF MUTUAL FUNDS
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For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

    Growth Funds                          Growth and Income Funds
    United States                         Pioneer Fund
    Pioneer Growth Shares                 Pioneer Value Fund*
    Pioneer Micro-Cap Fund                Pioneer Balanced Fund
    Pioneer Mid-Cap Fund                  Pioneer Equity-Income Fund
    Pioneer Mid-Cap Value Fund
    Pioneer Small Company Fund            Income Funds
    Pioneer Tax-Managed Fund              Taxable
                                          Pioneer America Income Trust
    International/Global                  Pioneer Bond Fund
    Pioneer Emerging Markets Fund         Pioneer High Yield Fund
    Pioneer Europe Fund                   Pioneer Limited Maturity Bond Fund
    Pioneer Europe Select Fund            Pioneer Strategic Income Fund
    Pioneer Indo-Asia Fund
    Pioneer International Growth Fund     Tax-Free
    Pioneer World Equity Fund             Pioneer Tax-Free Income Fund

    Sector Funds                          Money Market Fund
    Pioneer Global Financials Fund        Pioneer Cash Reserves Fund**
    Pioneer Global Health Care Fund
    Pioneer Global Telecoms Fund
    Pioneer Real Estate Shares
    Pioneer Science &Technology Fund

* Name change effective April 2, 2001. Pioneer Value Fund was formerly known as Pioneer II.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


                                                                              25
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RETIREMENT PLANS FROM PIONEER
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Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes.
For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Plans
Individual Retirement Account (IRA)

An IRA is a tax-favored account that allows anyone under age 70 1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.

401(k) Plan

The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees) IRA Plan

Businesses with 100 or fewer eligible employees can establish a plan; it resembles a traditional 401(k), but with less testing and lower administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.


26
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403(b) Plan

Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.

Simplified Employee Pension Plan (SEP)

SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan

Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Weighted Profit Sharing Plan

Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)

Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.


                                                                              27
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PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
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Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

Six-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within six months from your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's investment minimum requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.


28
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Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distri butions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)


                                                                              29
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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.        1042-00-0401
60 State Street                        (C) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                Underwriter of Pioneer Mutual Funds
www.pioneerfunds.com                   [Recycle Logo]  Printed on Recycled Paper